________________________________________________________________________________


                          BLUE RIDGE TOTAL RETURN FUND

________________________________________________________________________________

                     a series of the Blue Ridge Funds Trust






                             Semi-Annual Report 2000


                           FOR THE PERIOD ENDED MAY 31




                               INVESTMENT ADVISOR
                         Colonial Asset Management, Inc.
                              359 South Pine Street
                                  P.O. Box 1724
                        Spartanburg, South Carolina 29304


                          BLUE RIDGE TOTAL RETURN FUND
                           107 North Washington Street
                             Post Office Drawer 4365
                     Rocky Mount, North Carolina 27803-0365
                                 1-800-525-3863


This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the fund nor the fund's distributor is a bank.

For more information about the Blue Ridge Total Return Fund, including charges and expenses, call the fund for a free prospectus. You should read the prospectus carefully before you invest or send money.

                        COLONIAL ASSET MANAGEMENT, INC.


H. Walter Barre                                            359 South Pine Street
Barry D. Wynn                                                      P.O. Box 1724
Johnnie M. Walters                                        Spartanburg, SC  29304
                                                                  (864) 582-3356




Following a series of six interest rate increases by the Federal Reserve, the economy showed signs of slowing as the second quarter ended.

Consumer spending appears to be slowing from its previous robust levels as higher rates on mortgages and consumer loans impact buying plans. Housing starts declined in May by 3.9% from April levels and retail sales fell .3%, the second consecutive monthly decline. Also, auto sales suggested a beginning of retrenchment in new car purchases. Households have steadily reduced their savings rates over the last few years as they spent more and more of their income and assumed more consumer debt. Higher interest rates on this debt may contribute to a slowdown.

The soft landing that the Fed is aiming for should reduce real economic growth to a sustainable 3% rate of expansion as we approach next year. This should take some pressure off inflation, increase personal savings rates, and improve the disturbing deficit in our nation's balance of payments.

The equity markets refocused on fundamentals during the second quarter as investors lost patience with companies with disappointing announcements or preannouncements of earnings. Favorite technology stocks of 1999 like Novell and Qualcomm were down over 60% during the quarter. The Dow Jones Industrial Average fell 4.34%, the Standard and Poor 500 dropped 2.93%, and the Nasdaq Composite was down 13.27% for the quarter. The best performing groups during the quarter were drug and food stocks led by Johnson and Johnson (up 45%) and by Best Foods and Nabisco with their merger announcements.

The technology stock sell-off was a result of a combination of three factors. First, evaluations of many tech stocks had become vastly inflated. Second, the Justice Department's assault against technology bellwether Microsoft; and, third, the interest rate increases by the Federal Reserve. This market action should actually be healthy for stocks over the long term, as investors grow more realistic with their expectation. Stock prices based on realistic fundamentals instead of lofty dreams form a more solid foundation for equity markets.

As we move to the next market phase during the second half of 2000, we expect more conversation about earnings growth and strong balance sheets, and less conversation about "new economy" versus "old economy". Strong market performance in this phase will be based more on anticipated results and less on sector association. In this environment, investors will gradually adjust their expectation of equity returns to more realistic levels.




                                          /s/ Barry D. Wynn


                                                    BLUE RIDGE TOTAL RETURN FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                            May 31, 2000
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                      Shares               (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - 72.54%

       Beverages - 3.27%
            The Coca-Cola Company ..................................................                   2,500              $  133,437
            PepsiCo, Inc. ..........................................................                   3,500                 142,406
                                                                                                                          ----------
                                                                                                                             275,843
                                                                                                                          ----------
       Brewery - 1.37%
            Anheuser-Busch Companies, Inc. .........................................                   1,500                 115,969
                                                                                                                          ----------

       Computer Software & Services - 6.59%
         (a)America Online, Inc. ...................................................                   1,750                  92,750
         (a)Cisco Systems, Inc. ....................................................                   4,600                 262,200
         (a)Microsoft Corporation ..................................................                   1,500                  93,844
         (a)Oracle Corporation .....................................................                   1,500                 107,812
                                                                                                                          ----------
                                                                                                                             556,606
                                                                                                                          ----------
       Computers - 3.89%
            EMC Corporation ........................................................                   1,300                 150,800
            International Business Machines ........................................                     800                  85,850
         (a)Sun Microsystems,  Inc. ................................................                   1,200                  91,950
                                                                                                                          ----------
                                                                                                                             328,600
                                                                                                                          ----------
       Cosmetics & Personal Care - 2.94%
            Colgate-Palmolive Company ..............................................                   2,500                 131,562
            Gillette Company .......................................................                   3,500                 116,813
                                                                                                                          ----------
                                                                                                                             248,375
                                                                                                                          ----------
       Electronics - 3.47%
            General Electric Company ...............................................                   3,300                 173,456
            Hewlett-Packard Company ................................................                   1,000                 120,125
                                                                                                                          ----------
                                                                                                                             293,581
                                                                                                                          ----------
       Electronics - Semiconductor - 4.40%
            Intel Corporation ......................................................                   2,000                 249,250
            Motorola, Inc. .........................................................                   1,300                 122,200
                                                                                                                          ----------
                                                                                                                             371,450
                                                                                                                          ----------
       Entertainment - 2.00%
            The Walt Disney Company ................................................                   4,000                 168,750
                                                                                                                          ----------

       Financial - Banks, Money Center - 6.05%
            Bank of America Corporation ............................................                   3,000                 166,687
            Citigroup Inc. .........................................................                   2,750                 171,016
            Wachovia Corporation ...................................................                   2,500                 172,812
                                                                                                                          ----------
                                                                                                                             510,515
                                                                                                                          ----------
       Food - Processing - 0.64%
            Sara Lee Corporation ...................................................                   3,000                  54,000
                                                                                                                          ----------

       Food - Wholesale - 3.43%
            Bestfoods ..............................................................                   3,000                 193,500
            Wm. Wrigley Jr. Company ................................................                   1,200                  96,075
                                                                                                                          ----------
                                                                                                                             289,575
                                                                                                                          ----------

                                                                                                                         (Continued)


                                                    BLUE RIDGE TOTAL RETURN FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                            May 31, 2000
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                      Shares               (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

       Foreign Securities - 5.61% (c)
            Grupo Televisa S.A. - GDR ..............................................                   1,500              $   83,531
            Koninklijke (Royal) Philips Electronics N.V. - NY SH ...................                   3,808                 168,266
            Telefonaktiebolaget LM Ericsson AB - ADR ...............................                  10,800                 221,400
                                                                                                                          ----------
                                                                                                                             473,197
                                                                                                                          ----------
       Household Products & Housewares - 1.58%
            The Procter & Gamble Company ...........................................                   2,000                 133,000
                                                                                                                          ----------

       Insurance - Multiline - 2.00%
            American International Group, Inc. .....................................                   1,500                 168,844
                                                                                                                          ----------

       Medical - Biotechnology - 1.58%
            Pfizer Inc. ............................................................                   3,000                 133,687
                                                                                                                          ----------

       Medical - Hospital Management & Services - 1.77%
            UnitedHealth Group Incorporated ........................................                   2,000                 149,125
                                                                                                                          ----------

       Medical Supplies - 2.12%
            Johnson & Johnson ......................................................                   2,000                 179,000
                                                                                                                          ----------

       Miscellaneous - Manufacturing - 0.81%
            Minnesota Mining and Manufacturing Company .............................                     800                  68,600
                                                                                                                          ----------

       Oil & Gas - Equipment & Services - 1.31%
            Schlumberger Limited ...................................................                   1,500                 110,344
                                                                                                                          ----------

       Oil & Gas - Exploration - 0.14%
            Transocean Sedco Forex Inc. ............................................                     232                  11,411
                                                                                                                          ----------

       Oil & Gas - International - 1.78%
            Exxon Mobil Corporation ................................................                   1,800                 149,963
                                                                                                                          ----------

       Pharmaceuticals - 3.59%
            Bristol-Myers Squibb Company ...........................................                   2,800                 154,175
            Merck & Co., Inc. ......................................................                   2,000                 149,250
                                                                                                                          ----------
                                                                                                                             303,425
                                                                                                                          ----------
       Restaurant & Food Services - 1.27%
            McDonald's Corporation .................................................                   3,000                 107,438
                                                                                                                          ----------

       Retail - Department Stores - 1.71%
            Wal-Mart Stores, Inc. ..................................................                   2,500                 144,063
                                                                                                                          ----------





                                                                                                                         (Continued)

                                                    BLUE RIDGE TOTAL RETURN FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                            May 31, 2000
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                      Shares               (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

       Retail - Specialty Lines - 1.48%
            The Home Depot, Inc. ...................................................                   2,550               $ 124,631
                                                                                                                          ----------

       Telecommunications Equipment - 3.45%
         (a)JDS Uniphase Corporation ...............................................                   1,000                  88,000
            Lucent Technologies Inc. ...............................................                   2,500                 143,437
         (a)QUALCOMM Inc ...........................................................                     900                  59,738
                                                                                                                          ----------
                                                                                                                             291,175
                                                                                                                          ----------
       Transportation - Miscellaneous - 1.42%
            United Parcel Service, Inc. ............................................                   2,000                 119,750
                                                                                                                          ----------

       Utilities - Telecommunications - 2.87%
            AT&T Corp. .............................................................                   1,500                  52,031
            BellSouth Corporation ..................................................                   2,500                 116,719
         (a)WorldCom, Inc. .........................................................                   1,950                  73,369
                                                                                                                          ----------
                                                                                                                             242,119
                                                                                                                          ----------

            Total Common Stocks (Cost $5,621,613) ..........................................................               6,123,036
                                                                                                                          ----------


------------------------------------------------------------------------------------------------------------------------------------
                                                                               Interest             Maturity
                                                          Principal              Rate                 Date
------------------------------------------------------------------------------------------------------------------------------------

CORPORATE OBLIGATIONS - 25.60%

       Bank of America .............................      $200,000              7.125%              03/01/09                 188,028
       CIT Group Inc ...............................       250,000              7.250%              08/15/05                 238,871
       CNF Transportation ..........................       250,000              8.875%              05/01/10                 242,757
       Duke Capital Corporation ....................       200,000              7.250%              10/01/04                 194,758
       General Electric Cap Corporation ............       200,000              6.500%              11/01/06                 189,802
       Goldmas Sachs Group Incorporated ............       500,000              7.800%              01/28/10                 482,567
       Lehman Brothers Holdings ....................       250,000              7.875%              11/01/09                 238,056
       SBC Commun Capital Corporation ..............       250,000              7.350%              05/24/10                 245,061
       Texaco Capital Incorporated .................       150,000              7.250%              01/10/10                 141,373
                                                                                                                          ----------

       Total Corporate Obligations (Cost $2,239,085) .......................................................               2,161,273
                                                                                                                          ----------










                                                                                                                         (Continued)


                                                    BLUE RIDGE TOTAL RETURN FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                            May 31, 2000
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                      Shares               (note 1)
------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT COMPANY - 1.47%

       Evergreen Money Market Treasury Institutional Money
            Market Fund Institutional Service Shares ...............................                  124,404             $  124,404
            (Cost $124,404)                                                                                               ----------




Total Value of Investments (Cost $7,985,102 (b)) ...................................                    99.61%            $8,408,713
Other Assets Less Liabilities ......................................................                     0.39%                32,683
                                                                                                       ------             ----------
       Net Assets ..................................................................                   100.00%            $8,441,396
                                                                                                       ======             ==========


       (a)  Non-income producing investment.

       (b)  Aggregate  cost  for  financial  reporting  and  federal  income  tax  purposes  is the  same.  Unrealized  appreciation
            (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

            Unrealized appreciation ..........................................................................           $  997,055
            Unrealized depreciation ..........................................................................             (573,444)
                                                                                                                         ----------

                            Net unrealized appreciation ......................................................           $  423,611
                                                                                                                         ==========



       (c) Foreign securities represent securities issued in the United States markets by non-domestic companies.





















See accompanying notes to financial statements


                                                    BLUE RIDGE TOTAL RETURN FUND

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                            May 31, 2000
                                                             (Unaudited)


ASSETS
       Investments, at value (cost $7,985,102) .........................................................                 $8,408,713
       Cash ............................................................................................                         79
       Income receivable ...............................................................................                     42,835
                                                                                                                         ----------

            Total assets ...............................................................................                  8,451,627
                                                                                                                         ----------

LIABILITIES
       Accrued expenses ................................................................................                      9,548
       Other liabilities ...............................................................................                        683
                                                                                                                         ----------

            Total liabilities ..........................................................................                     10,231
                                                                                                                         ----------

NET ASSETS
       (applicable to 733,708 shares outstanding; unlimited
        shares of no par value beneficial interest authorized) .........................................                 $8,441,396
                                                                                                                         ==========

NET ASSET VALUE, REDEMPTION AND OFFERING PRICE PER SHARE
       ($8,441,396 / 733,708 shares) ...................................................................                     $11.51
                                                                                                                         ==========

NET ASSETS CONSIST OF
       Paid-in capital .................................................................................                 $8,274,421
       Undistributed net investment income .............................................................                     22,026
       Accumulated net realized loss on investments ....................................................                   (278,662)
       Net unrealized appreciation on investments ......................................................                    423,611
                                                                                                                         ----------
                                                                                                                         $8,441,396
                                                                                                                         ==========


















See accompanying notes to financial statements


                                                    BLUE RIDGE TOTAL RETURN FUND

                                                       STATEMENT OF OPERATIONS

                                                      Period ended May 31, 2000
                                                             (Unaudited)



INVESTMENT INCOME

       Income
            Interest .......................................................................................              $  67,967
            Dividends ......................................................................................                 38,891
                                                                                                                          ---------

                  Total income .............................................................................                106,858
                                                                                                                          ---------

       Expenses
            Investment advisory fees (note 2) ..............................................................                 30,041
            Fund administration fees (note 2) ..............................................................                  5,019
            Custody fees ...................................................................................                  2,520
            Registration and filing administration fees (note 2) ...........................................                    827
            Fund accounting fees (note 2) ..................................................................                 13,500
            Audit fees .....................................................................................                  5,050
            Legal fees .....................................................................................                  4,250
            Securities pricing fees ........................................................................                  2,700
            Shareholder recordkeeping fees .................................................................                  4,500
            Shareholder servicing expenses .................................................................                  3,361
            Registration and filing expenses ...............................................................                  3,000
            Printing expenses ..............................................................................                  1,750
            Trustee fees and meeting expenses ..............................................................                  3,000
            Other operating expenses .......................................................................                    950
                                                                                                                          ---------

                  Total expenses ...........................................................................                 80,468
                                                                                                                          ---------

                  Less investment advisory fees waived (note 2) ............................................                (22,405)
                                                                                                                          ---------

                  Net expenses .............................................................................                 58,063
                                                                                                                          ---------

                       Net investment income ...............................................................                 48,795
                                                                                                                          ---------

REALIZED AND UNREALIZED LOSS ON INVESTMENTS

       Net realized loss from investment transactions ......................................................               (238,137)
       Increase in unrealized appreciation on investments ..................................................                 56,577
                                                                                                                          ---------

            Net realized and unrealized loss on investments ................................................               (181,560)
                                                                                                                          ---------

                  Net decrease in net assets resulting from operations .....................................               (132,765)
                                                                                                                          =========








See accompanying notes to financial statements


                                                    BLUE RIDGE TOTAL RETURN FUND

                                                 STATEMENTS OF CHANGES IN NET ASSETS
                                                             (Unaudited)



------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Period ended           Year ended
                                                                                                     May 31,            November 30,
                                                                                                      2000                  1999
------------------------------------------------------------------------------------------------------------------------------------

INCREASE IN NET ASSETS

     Operations
          Net investment income .......................................................            $   48,795            $   25,619
          Net realized loss from investment transactions ..............................              (238,137)              (37,982)
          Increase in unrealized appreciation on investments ..........................                56,577               422,894
                                                                                                   ----------            ----------

              Net (decrease) increase in net assets resulting from operations .........              (132,765)              410,531
                                                                                                   ----------            ----------

     Distributions to shareholders from
          Net investment income .......................................................               (36,644)              (15,744)
                                                                                                   ----------            ----------

     Capital share transactions
          Increase in net assets resulting from capital share transactions (a) ........             2,259,546             4,324,065
                                                                                                   ----------            ----------

                   Total increase in net assets .......................................             2,090,137             4,718,852

NET ASSETS

     Beginning of period ..............................................................             6,351,259             1,632,407
                                                                                                   ----------            ----------

     End of period (including undistributed net investment income of
                    $22,026 at May 31, 2000 and $9,875 at November 30, 1999)...........            $8,441,396            $6,351,259
                                                                                                   ==========            ==========


(a) A summary of capital share activity follows:
                                                       -----------------------------------------------------------------------------
                                                                 Period ended                                Year ended
                                                                 May 31, 2000                             November 30, 1999

                                                         Shares                Value                 Shares                Value
                                                       -----------------------------------------------------------------------------

Shares sold .............................                 253,848            $3,027,470               547,703            $6,133,477
Shares issued for reinvestment
     of distributions ...................                   3,032                36,644                 1,441                15,745
                                                       ----------            ----------            ----------            ----------

                                                          256,880             3,064,114               549,144             6,149,222

Shares redeemed .........................                 (68,235)             (804,568)             (160,051)           (1,825,157)
                                                       ----------            ----------            ----------            ----------

     Net increase .......................                 188,645            $2,259,546               389,093            $4,324,065
                                                       ==========            ==========            ==========            ==========






See accompanying notes to financial statements



                                                    BLUE RIDGE TOTAL RETURN FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)
                                                             (Unaudited)



------------------------------------------------------------------------------------------------------------------------------------
                                                                        Period ended           Year ended           Period ended
                                                                           May 31,            November 30,          November 30,
                                                                            2000                  1999                1998 (a)
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period ............................            $11.65                $10.47                $10.00

      Income from investment operations
           Net investment income ................................              0.06                  0.05                  0.02
           Net realized and unrealized (loss) gain on investments             (0.15)                 1.16                  0.47
                                                                         ----------            ----------            ----------

                Total from investment operations ................             (0.09)                 1.21                  0.49
                                                                         ----------            ----------            ----------

      Distributions to shareholders from
           Net investment income ................................             (0.05)                (0.03)                (0.02)
                                                                         ----------            ----------            ----------

Net asset value, end of period ..................................            $11.51                $11.65                $10.47
                                                                         ==========            ==========            ==========


Total return ....................................................             (0.75)%               11.58 %                4.86 %
                                                                         ==========            ==========            ==========


Ratios/supplemental data

      Net assets, end of period .................................        $8,441,396            $6,351,259            $1,632,407
                                                                         ==========            ==========            ==========

      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees ........              2.00 %(b)             2.60 %                1.65 %(b)
           After expense reimbursements and waived fees .........              1.45 %(b)             1.48 %                1.58 %(b)

      Ratio of net investment income (loss) to average net assets
           Before expense reimbursements and waived fees ........              0.66 %(b)            (0.47)%                0.03 %(b)
           After expense reimbursements and waived fees .........              1.22 %(b)             0.65 %                0.10 %(b)


      Portfolio turnover rate ...................................             39.08 %               85.51 %              116.16 %



(a) From the period from December 15, 1997 (commencement of operations) to November 30, 1998.

(b) Annualized.








See accompanying notes to financial statements


                          BLUE RIDGE TOTAL RETURN FUND

                          NOTES TO FINANCIAL STATEMENTS

                                  May 31, 2000
                                  (Unaudited)


NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

              The Blue Ridge Total Return Fund (the "Fund") is a diversified series of shares of beneficial interest of the Blue Ridge Funds Trust (the "Trust"). The Trust, an open-ended investment company, was organized on September 30, 1997 as a Delaware Business Trust and is registered under the Investment Company Act of 1940, as amended. The investment objective of the Fund is to seek total return from a combination of capital appreciation and current income. The Fund began operations on December 15, 1997. The following is a summary of significant accounting policies followed by the Fund.

              A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. New York time on the day of valuation. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Board of Trustees. Short-term investments are valued at cost which approximates value.

              B. Federal Income Taxes - It is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

                    Net investment income (loss) and net realized gains (losses) may differ for financial statement and income tax purposes primarily because of losses incurred subsequent to October 31, which are deferred for income tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

              C. Investment Transactions - Investment transactions are recorded on the trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on the accrual basis. Dividend income is recorded on the ex-dividend date.

              D. Distributions to Shareholders - The Fund generally declares dividends quarterly, payable in March, June, September and December, on a date selected by the Trust's Trustees. In addition, distributions may be made annually in December out of net realized gains through October 31 of that year. Distributions to shareholders are recorded on the ex-dividend date. The Fund may make a supplemental distribution subsequent to the end of its fiscal year ending November 30.

              E. Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amount of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.


                                                                     (Continued)

                          BLUE RIDGE TOTAL RETURN FUND

                          NOTES TO FINANCIAL STATEMENTS

                                  May 31, 1999
                                   (Unaudited)


              F. Options Transactions - The Fund may write put and call options only if such options are considered to be covered. A written call option is considered to be covered when the writer of the call option owns throughout the option period the security on which the option is written. A written put option is considered covered when the writer of the put has deposited and maintained in a segregated account throughout the option period sufficient cash or other liquid assets in an amount equal to or greater than the exercise price of the put option. The Fund may purchase put options and purchase call options only to close open positions.

                    When the Fund writes a covered call or put option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sales are increased by the premium originally received. If a written put option is exercised, the cost of the security acquired is decreased by the premium originally received. As writer of an option, the Fund has no control over whether the underlying securities are subsequently sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the security underlying the written option.

                    When the Fund purchases a call or put option, an amount equal to the premium paid is included in the Fund's statement of assets and liabilities as an investment, and is subsequently marked-to-market to reflect the current market value of the option. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If the Fund exercises a call the cost of the security acquired is increased by the premium paid for the call. If a Fund exercises a put option, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

              Pursuant to an investment advisory agreement, Colonial Assets Management, Inc. (the "Manager") provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies and the purchase and sale of securities. As compensation for its services, the Manager receives a fee at the annual rate of 0.750% of the Fund's average daily net assets up to and including $20 million, 0.625% of the Fund's average daily net assets on the next $30 million, and 0.500% of the Fund's average daily net assets over $50 million. The Manager currently intends to voluntarily waive a portion of its fee and to reimburse the Fund for expenses as necessary to limit total Fund operating expenses to 1.45% of the average daily net assets of the Fund. There can be no assurance that the foregoing voluntary fee waivers will continue. The Manager has voluntarily waived a portion of its fee amounting to $22,405 ($0.03 per share) for the period ended May 31, 2000.



                                                                     (Continued)

                          BLUE RIDGE TOTAL RETURN FUND

                          NOTES TO FINANCIAL STATEMENTS

                                  May 31, 1999
                                   (Unaudited)


              The Fund's administrator, The Nottingham Company, Inc. (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to an accounting and administrative agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.125% of the Fund's first $50 million of average daily net assets, 0.100% on the next $50 million, and 0.075% of average daily net assets over $100 million. The Administrator also receives a monthly fee of $2,250 for accounting and recordkeeping services. The contract with the Administrator provides that the aggregate fees for the aforementioned administration, accounting and recordkeeping services shall not be less than $3,000 per month. The Administrator also charges the Fund for certain expenses involved with the daily valuation of portfolio securities.

              North Carolina Shareholder Services, LLC (the "Transfer Agent") serves as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent, subject to the authority of the Board of Trustees, provides transfer agency services pursuant to an agreement with the Administrator, which has been approved by the Trust. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of the Fund shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions.

              Capital Investment Group, Inc. (the "Distributor"), serves as the Fund's principal underwriter and distributor. The Distributor may sell Fund shares to or through qualified securities dealers or others. With respect to the Class NL shares, the Distributor receives no compensation from the Fund. Certain Trustees and officers of the Trust are also officers of the Manager, the Distributor or the Administrator.


NOTE 3 - PURCHASES AND SALES OF INVESTMENTS

              Purchases  and  sales  of   investments,   other  than  short-term
              investments, aggregated $5,242,361 and $3,112,740, respectively, for the period ended May 31, 2000.